SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			*t7ujpkq
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			03-31-2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	May 14, 2009
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		39

Form 13F Information Table Value Total: 		47,395
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 03/31/09

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aetna Inc.
COM
00817Y108
1,263
51,900
SH

SHARES-DEFINED

51,900
Allegheny Energy Inc.
COM
017361106
1,735
74,900
SH

SHARES-DEFINED

74,900
Anadarko Petroleum Corp.
COM
032511107
1,343
34,525
SH

SHARES-DEFINED

34,525
Axsys Technologies Inc.
COM
054615109
1,223
29,100
SH

SHARES-DEFINED

29,100
Bank of America Corp.
COM
060505104
416
61,000
SH

SHARES-DEFINED

61,000
Bank of America Corp.
COM
060505104
209
30,700
SH
PUT
SHARES-DEFINED

30,700
Blockbuster Inc.
CL B
093679207
427
949,300
SH

SHARES-DEFINED

949,300
Children's Place
COM
168905107
217
9,900
SH

SHARES-DEFINED

9,900
Crucell
SPONSORED ADR
228769105
459
23,300
SH

SHARES-DEFINED

23,300
Cyberonics Inc.
COM
23251P102
5,051
380,616
SH

SHARES-DEFINED

380,616
Devon Energy Corp.
COM
25179M103
313
7,000
SH

SHARES-DEFINED

7,000
Dynegy Inc.
CL A
26817G102
1,448
1,026,650
SH

SHARES-DEFINED

1,026,650
Flowserve Corp.
COM
 34354P105
539
9,600
SH

SHARES-DEFINED

9,600
FTI Consulting Inc.
COM
302941109
584
11,800
SH

SHARES-DEFINED

11,800
Golar LNG Ltd.
SHS
G9456A100
2,468
719,580
SH

SHARES-DEFINED

719,580
Kaiser Aluminum Corp.
COM PAR $.01
483007704
1,262
54,600
SH

SHARES-DEFINED

54,600
Marathon Oil Corp.
COM
565849106
1,169
44,450
SH

SHARES-DEFINED

44,450
Microsoft Corp.
COM
594918104
4,951
269,500
SH

SHARES-DEFINED

269,500
Microsoft Corp.
COM
594918104
1,492
81,200
SH
PUT
SHARES-DEFINED

81,200
Nisource Inc.
COM
65473P105
368
37,600
SH

SHARES-DEFINED

37,600
Noble Corp.
SHS
655044105
1,635
67,850
SH

SHARES-DEFINED

67,850
Petroleo Brasileiro
SPONSORED ADR
71654V408
1,170
38,400
SH

SHARES-DEFINED

38,400
Philip Morris International
COM
718172109
1,309
36,800
SH

SHARES-DEFINED

36,800
Philip Morris International
COM
718172109
822
23,100
SH
CALL
SHARES-DEFINED

23,100
Phoenix Companies Inc.
COM
71902E109
68
58,100
SH

SHARES-DEFINED

58,100
Pride International Inc.
COM
74153Q102
1,122
62,400
SH

SHARES-DEFINED

62,400
Regions Financial Corp.
COM
7591EP100
170
40,000
SH

SHARES-DEFINED

40,000
Rowan Companies Inc.
COM
779382100
830
69,300
SH

SHARES-DEFINED

69,300
SPDR Series Trust
COM
78464A870
931
19,400
SH

SHARES-DEFINED

19,400
Schering-Plough Corp.
COM
806605101
228
9,700
SH

SHARES-DEFINED

9,700
Tesoro Corp.
COM
881609101
589
43,700
SH

SHARES-DEFINED

43,700
Thermadyne Holdings Corp.
COM PAR $.01
883435307
93
43,843
SH

SHARES-DEFINED

43,843
Transocean Inc.
SHS
G90073100
2,147
36,495
SH

SHARES-DEFINED

36,495
Tyco Electronics Ltd.
COM NEW
G9144P105
2,222
201,250
SH

SHARES-DEFINED

201,250
Tyco International Ltd.
COM
G9143X208
1,134
58,000
SH

SHARES-DEFINED

58,000
UnitedHealth Group Inc.
COM
91324P102
1,774
84,750
SH

SHARES-DEFINED

84,750
Wellpoint Inc.
COM
94973V107
1,295
34,100
SH

SHARES-DEFINED

34,100
Wells Fargo & Co.
PFD CNV A
949746804
2,553
5,329
SH

SHARES-DEFINED

5,329
Western Union Company
COM
959802109
367
29,200
SH

SHARES-DEFINED

29,200